ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable
Schedule of Accounts Receivable
	December 31, 2017	December 31, 2016
Accounts receivable	$39,764	$15,103
Less: Allowance for doubtful accounts	-0-	6,058
	$39,764	$9,045